Financial Risks - Summary of Credit Risk Exposure - Mortgages (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Loans at amortized cost	€ 76,020	€ 73,865
Mortgage loans [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	10,598	10,156
Mortgage loans [member] | Lifetime ECL not credit impaired [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	60	33
Mortgage loans [member] | 12-month ECL [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	10,535	10,123
Mortgage loans [member] | Lifetime ECL credit impaired [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	2
Mortgage loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	10,716	10,183
Mortgage loans [member] | Gross carrying amount [member] | Internal grade 1 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	1,013	947
Mortgage loans [member] | Gross carrying amount [member] | Internal grade 2 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	4,421	3,930
Mortgage loans [member] | Gross carrying amount [member] | Internal grade 3 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	4,546	4,485
Mortgage loans [member] | Gross carrying amount [member] | Internal grade 4 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	654	785
Mortgage loans [member] | Gross carrying amount [member] | Internal grade 5 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	81	35
Mortgage loans [member] | Gross carrying amount [member] | Lifetime ECL not credit impaired [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	135	35
Mortgage loans [member] | Gross carrying amount [member] | Lifetime ECL not credit impaired [member] | Internal grade 1 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	35
Mortgage loans [member] | Gross carrying amount [member] | Lifetime ECL not credit impaired [member] | Internal grade 2 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	11	2
Mortgage loans [member] | Gross carrying amount [member] | Lifetime ECL not credit impaired [member] | Internal grade 3 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost		24
Mortgage loans [member] | Gross carrying amount [member] | Lifetime ECL not credit impaired [member] | Internal grade 4 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	10	7
Mortgage loans [member] | Gross carrying amount [member] | Lifetime ECL not credit impaired [member] | Internal grade 5 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	78	2
Mortgage loans [member] | Gross carrying amount [member] | 12-month ECL [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	10,573	10,147
Mortgage loans [member] | Gross carrying amount [member] | 12-month ECL [member] | Internal grade 1 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	977	947
Mortgage loans [member] | Gross carrying amount [member] | 12-month ECL [member] | Internal grade 2 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	4,410	3,929
Mortgage loans [member] | Gross carrying amount [member] | 12-month ECL [member] | Internal grade 3 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	4,539	4,460
Mortgage loans [member] | Gross carrying amount [member] | 12-month ECL [member] | Internal grade 4 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	644	778
Mortgage loans [member] | Gross carrying amount [member] | 12-month ECL [member] | Internal grade 5 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	4	33
Mortgage loans [member] | Gross carrying amount [member] | Lifetime ECL credit impaired [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	7
Mortgage loans [member] | Gross carrying amount [member] | Lifetime ECL credit impaired [member] | Internal grade 3 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	7
Mortgage loans [member] | Expected credit loss [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	(118)	(26)
Mortgage loans [member] | Expected credit loss [member] | Lifetime ECL not credit impaired [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	(75)	(1)
Mortgage loans [member] | Expected credit loss [member] | 12-month ECL [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	(38)	€ (24)
Mortgage loans [member] | Expected credit loss [member] | Lifetime ECL credit impaired [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	€ (5)